Restructuring, Impairments and Gains on Sale - Schedule of Impairment of Assets (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of assets held for sale		$ 268		$ 120,273	$ 120,273	$ 2,559
Impairment of goodwill	$ 0		$ 0			214,515	$ 0
Impairment of intangible assets	0		0			51,789	$ 0
Impairment and write-off of long-lived assets associated with restructuring	87,541	155,961	598,481	579,024	796,734	66,187
Impairment of long-lived assets primarily associated with COVID-19	0	104,324	31,461	166,637	345,034
Gain on sale of assets	0	(6,928)	(816)	(56,350)	(59,165)	(44)
Loss on ChinaCo Deconsolidation					153,045
Total	$ 87,541	$ 253,625	$ 629,126	$ 809,584	$ 1,355,921	$ 335,006